Subsequent Events (Details)	Mar. 06, 2023 USD ($) item $ / shares shares	Jan. 06, 2023 item
Subsequent Events
Maximum number of times for extend the date by which the Company has to consummate a business combination	3
Additional extension period each time for the Company to consummate a business combination	1 month
Number of shares exercised | shares	31,502,931
Cash released from trust account | $	$ 321,160,140
Price per share of cash released from trust account | $ / shares	$ 10.19
DTOC Class A ordinary shares
Subsequent Events
Aggregate shares issued upon conversion | shares	8,262,500
Amended and Restated Business Combination Agreement | AON
Subsequent Events
Number of managers designated by holders representing more than 50% of the AON common units		2
Minimum ownership percentage required for designation of two managers		50.00%
Number of managers designated by New AON		3
Subsequent Events
Subsequent Events
Maximum number of times for extend the date by which the Company has to consummate a business combination	3
Additional extension period each time for the Company to consummate a business combination	1 month
Number of shares exercised | shares	31,502,931
Cash released from trust account | $	$ 321,160,140
Price per share of cash released from trust account | $ / shares	$ 10.19
Subsequent Events | Sponsor
Subsequent Events
Loan amount | $	$ 150,000
Subsequent Events | Sponsor | Unsecured promissory note
Subsequent Events
Loan amount | $	$ 150,000
Subsequent Events | Amended and Restated Business Combination Agreement | AON
Subsequent Events
Number of managers designated by holders representing more than 50% of the AON common units		2
Minimum ownership percentage required for designation of two managers		50.00%
Number of managers designated by New AON		3